Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0000080661
Registrant Name	PROGRESSIVE CORP/OH/
Registration File Number	333-279482
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A